-----------------------------------------------
                                GREENWICH STREET
                              MUNICIPAL FUND INC.
                -----------------------------------------------

                               [GRAPHIC OMITTED]

                -----------------------------------------------
                               SEMI-ANNUAL REPORT

                                November 30, 1997

                           Greenwich Street Municipal
                                    Fund Inc.

--------------------------------------------------------------------------------
                                November 30, 1997
--------------------------------------------------------------------------------

Dear Shareholder:

      We are pleased to provide the semi-annual report for the Greenwich Street Municipal Fund Inc. ("Fund") for the six months ended November 30, 1997. During the past six months, the Fund distributed income dividends totaling $0.348 per share. The table below shows the annualized distribution rate and six-month total return based on the Fund's November 30, 1997 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price:

            Price                   Annualized                Six-Month
          Per Share             Distribution Rate*          Total Return
          ---------             ------------------          ------------

        $11.93 (NAV)                   5.63%                    6.06%
        $11.25 (NYSE)                  5.97%                    1.91%

      In comparison, closed-end municipal bond funds posted an average total return of 6.28% based on NAV for the same time period, as reported by Lipper Analytical Services, Inc. (Lipper is a major fund-tracking organization.)

Market Update and Portfolio Strategy

      The municipal bond market is in the midst of a powerful rally that began in early spring. Yet municipal bonds have not rallied quite as much as government bonds because this fall has seen a prolific issuance of refunding issues. All of this simply means that municipals are very attractive on an after-tax basis compared to government bonds at this time. We have therefore been fully invested with an emphasis on high-quality issues because

----------
* This distribution assumes monthly dividends at the current rate of $0.056 per share for twelve months.

===================================     1     ==================================
of the little yield pick-up available from lower-rated issues. We tend to be value-oriented investors and quality in our view is coming at a small premium over BAA and lower-rated credits.

      The powerful rally in municipals has created some very interesting investment opportunities. The long maturities in our marketplace are priced almost even with maturities that are considerably shorter. If we can maintain our coupon income yet take much less interest rate risk, we are delighted to do so. As long as the yield curve stays this "flat," we will continue to maintain a high grade profile, and also seek to lessen our interest rate volatility in today's lower interest-rate environment. We have been waiting for this market opportunity for a while. Consistent with one of our key investment strategies after large rallies, we tend to shorten up maturities a lot; after large declines, we become more aggressive.

Fund's Investment Strategy

      During the past six months, the Greenwich Street Municipals Fund Inc. focused on hospital bonds (about 22% of Portfolio), water and sewer bonds (14% of Portfolio) and transportation bonds (13% of Portfolio) because we believe they offered good relative values. At the end of November, the Fund's weighted average maturity was approximately 23 years. In addition, as of November 30, 1997, approximately 94% of the Fund's holdings were rated investment grade by either Standard & Poor's Corporation or Moody's Investors Services Inc., with 62% of the Fund invested in AAA bonds, the highest possible rating. (Investment-grade bonds are those rated AAA, AA, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Services, or have an equivalent rating by any nationally recognized statistical rating organization, or determined by the manager to be of equivalent quality.)

Municipal Bond Market Outlook

      The fundamental outlook for bonds is quite good. The U.S. economy continues to produce healthy results without fanning the flames of inflation. And while inflation remains extremely low, with economic uncertainty prevalent in Southeast Asia, we expect it to stay that way for the next several quarters. Federal Reserve Board monetary policy appears to be on hold for the moment, and tax-exempt bonds are in decent supply and are attractively priced. All of those factors should add up to a favorable municipal bond market over the next quarter or two. While we remain committed to our conservative investment strategy, discipline will be the main determinant of your Fund's maturity structure.

===================================     2     ==================================

      In closing, thank you for investing in the Greenwich Street Municipals Fund Inc. We look forward to continuing to help you pursue your financial goals.


Sincerely,

/s/ Heath B. McLendon                       /s/ J.P. Deane
---------------------                       --------------

Heath B. McLendon                           Joseph P. Deane
Chairman                                    Vice President and
                                            Investment Officer

December 18, 1997

===================================     3     ==================================

--------------------------------------------------------------------------------
                             Schedule of Investments
                          November 30, 1997 (unaudited)
--------------------------------------------------------------------------------

      Face
     Amount   Rating                    Security                          Value
====================================================================================

------------------------------------------------------------------------------------
Municipal Bonds and Notes -- 100.0%
-----------------------------------
California -- 12.1%
                         Anaheim CA, Public Finance Authority Lease
                            Revenue, Public Improvements, Series A,
                            FSA-Insured:
   $3,600,000   AAA          5.000% due 9/1/27                        $  3,465,000
    2,500,000   AAA          5.000% due 3/1/37                           2,371,875
    1,000,000   AAA      California State Public Works Board Lease
                            Revenue, Department of Corrections,
                            Series A, AMBAC-Insured,
                            5.250% due 1/1/21                              991,250
    1,980,000   AAA      California State University, Headquarters
                            Building Authority, Series B,
                            MBIA-Insured, 5.125% due 9/1/17              1,955,250
                         Los Angeles County, CA Metropolitan
                            Transportation Authority Revenue,
                            Sales Tax Revenue:
    3,400,000   AAA          AMBAC-Insured, 5.000% due 7/1/25            3,251,250
    8,530,000   AAA          MBIA-Insured, 5.250% due 7/1/19             8,508,675
                         Los Angeles County, CA Public Works
                            Financing Authority Revenue, Series A:
    1,380,000   AAA          Multiple Capital Projects,
                              AMBAC-Insured, 5.125% due 6/1/17           1,357,575
    1,500,000   AA           Regional Park & Open Space District,
                              5.000% due 10/1/16                         1,462,500
                         Metropolitan Water District Southern
                            California Water Works Revenue:
    2,500,000   AA           Series A, 5.000% due 7/1/18                 2,434,375
    1,000,000   AAA          Series B, MBIA-Insured,
                              4.750% due 7/1/21                            926,250
    1,000,000   AAA      Rancho Cucamonga, CA Redevelopment
                            Agency Tax Allocation, (Rancho
                            Redevelopment Project), MBIA-Insured,
                            5.250% due 9/1/26                              990,000
    2,000,000   AAA      San Diego County, CA COP, North
                            County Regional Center Expansion,
                            AMBAC-Insured, 5.250% due 11/15/19           2,005,000
------------------------------------------------------------------------------------
                                                                        29,719,000
------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

===================================     4   ====================================

--------------------------------------------------------------------------------
                             Schedule of Investments
                    November 30, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

      Face
     Amount   Rating                    Security                          Value
====================================================================================

Colorado -- 5.2%
   $2,000,000   AAA*     Arapahoe County, CO Capital Improvement,
                            Highway Revenue, Current Series E,
                            (Pre-Refunded-- Escrowed with
                            U.S. government securities to 8/31/05
                            Call @ 103), 7.000% due 8/31/26(a)(b)      $ 2,360,000
    1,295,000   AA       Colorado Springs, CO Utilities Revenue,
                            Series A, 5.125% due 11/15/23                1,267,481
    2,000,000   AAA      Denver, CO City & County Airport Revenue,
                            Series E, MBIA-Insured,
                            5.250% due 11/15/23                          1,972,500
                         E-470 Public Highway Authority Revenue,
                            Series A, MBIA-Insured:
    2,000,000   AAA          5.000% due 9/1/15                           1,967,500
    5,500,000   AAA          5.000% due 9/1/21                           5,300,625
------------------------------------------------------------------------------------
                                                                        12,868,106
------------------------------------------------------------------------------------
District of Columbia -- 0.2%
      400,000   AAA      District of Columbia Revenue, The
                            American University, AMBAC-Insured,
                            5.625% due 10/1/26                             405,500
------------------------------------------------------------------------------------
Florida -- 4.1%
    1,000,000   AAA      Bay County, FL Water System Revenue,
                            MBIA-Insured, 5.125% due 9/1/22                985,000
    2,000,000   AAA      Dade County, FL GO Unlimited Revenue
                            Bonds, Florida Seaport, MBIA-Insured,
                            5.125% due 10/1/21                           1,977,500
    2,000,000   AAA      Dade County, FL Water & Sewer
                            Systems Revenue, FGIC-Insured,
                            5.250% due 10/1/26                           1,977,500
    3,500,000   BBB-     Martin County, FL IDR, (Indiantown
                            Cogeneration Project), Series A,
                            7.875% due 12/15/25(b)(c)                    4,064,375
    1,000,000   A*       Martin County, FL Special Assessment
                            Revenue, 6.100% due 11/1/15                  1,051,250
------------------------------------------------------------------------------------
                                                                        10,055,625
------------------------------------------------------------------------------------
Georgia -- 0.3%
      800,000   VMIG 1*  Burke County, GA Development Authority
                            PCR, Georgia Power Co., 1st Series,
                            3.750% due 4/1/32                              800,000
------------------------------------------------------------------------------------
Hawaii -- 1.0%
    2,540,000   AAA      Hawaii State GO, Series CP, FGIC-Insured,
                            5.000% due 10/1/16                           2,476,500
------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

===================================     5     ==================================

--------------------------------------------------------------------------------
                             Schedule of Investments
                    November 30, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

      Face
     Amount   Rating                    Security                          Value
====================================================================================
Illinois -- 5.0%
  $ 7,000,000   AAA      Illinois Health Facilities Authority,
                            (Ingalls Health Systems Project),
                            MBIA-Insured,
                            6.250% due 5/15/24                        $  7,411,250
    1,000,000   AAA      Illinois Health Facilities Authority,
                            Memorial Health Systems, MBIA-Insured,
                            5.250% due 10/1/18                             978,750
    1,000,000   AAA      Illinois Metropolitan Pier & Exposition
                            Authority, (McCormick Plan Exposition
                            Project), Series A, AMBAC-Insured,
                            5.250% due 6/15/27                             988,750
    3,000,000   AAA      Illinois State GO, FGIC-Insured,
                            5.250% due 12/1/20                           2,977,500
------------------------------------------------------------------------------------
                                                                        12,356,250
------------------------------------------------------------------------------------
Indiana -- 2.7%
    2,000,000   AAA      Avon, IN Community School Building
                            Corp., First Mortgage, AMBAC-Insured,
                            5.250% due 1/1/22                            1,972,500
    2,000,000   AAA      Indiana Health Facility Authority Hospital
                            Revenue, Sisters of St. Francis Health,
                            Series A, 5.375% due 11/1/27                 1,967,500
    2,500,000   AA-      Petersburg, IN Industrial PCR, Indianapolis
                            Power & Light Corp., 6.625% due 12/1/24      2,781,250
------------------------------------------------------------------------------------
                                                                         6,721,250
------------------------------------------------------------------------------------
Iowa -- 0.3%
      755,000   AAA      Iowa Finance Authority, Multi-Family
                            Housing Revenue Refunding, (Forest
                            Glen Apartments Project), Series A,
                            FNMA-Collateralized, 5.600% due 11/1/22        762,550
------------------------------------------------------------------------------------
Maryland -- 1.4%
   11,000,000   NR       Maryland State Energy & Financing
                            Administration, Solid Waste
                            Disposal Revenue, Obligation,
                            Recycling, (Hagerstown Project),
                            9.000% due 10/15/16(b)(c)(d)                 3,410,000
------------------------------------------------------------------------------------
Massachusetts -- 6.5%
    2,000,000   AAA      Massachusetts Bay Transportation Authority,
                            Series B, FSA-Insured, 5.250% due 3/1/26     1,967,500
   10,000,000   NR       Massachusetts State Industrial Financing
                            Agency, Solid Waste Disposal Revenue,
                            Massachusetts Recycling Association,
                            Series A, 9.000% due 8/1/16(b)(c)(d)         3,750,000

                       See Notes to Financial Statements.

===================================     6     ==================================

--------------------------------------------------------------------------------
                             Schedule of Investments
                    November 30, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

      Face
     Amount   Rating                    Security                          Value
====================================================================================
Massachusetts -- 6.5% (continued)
   $1,000,000   AA-      Massachusetts State Port Authority Revenue,
                            Series A, 5.000% due 7/1/27               $    955,000
                         Massachusetts State Turnpike Authority,
                            Metropolitan Highway Systems Revenue,
                            Sub-Series B, MBIA-Insured:
    2,000,000   AAA          5.250% due 1/1/29                           1,977,500
    1,500,000   AAA          5.250% due 1/1/37                           1,440,000
                         Massachusetts State Water Resource
                            Authority, MBIA-Insured:
    2,000,000   AAA          Series B, 5.000% due 12/1/25                1,907,500
    1,000,000   AAA          Series C, 5.250% due 12/1/20                  998,750
    3,000,000   AAA          Series D, 5.000% due 8/1/24                 2,902,500
------------------------------------------------------------------------------------
                                                                        15,898,750
------------------------------------------------------------------------------------
Michigan -- 5.0%
    4,000,000   AA+      Michigan Municipal Bond Authority Revenue,
                            Revolving Fund, 5.125% due 10/1/20           3,955,000
    1,500,000   AA-      Michigan State Building Authority
                            Revenue Facilities Program, Series II,
                            4.750% due 10/15/13                          1,428,750
                         Michigan State Hospital Finance Authority
                            Revenue, AMBAC-Insured:
    2,000,000   AAA          Detroit Medical Group, Series A,
                              5.250% due 8/15/27                         1,950,000
      650,000   AAA          St. John Hospital & Medical Center,
                              5.250% due 5/15/26                           638,625
    2,055,000   AAA      Mercy Health Services, Series W,
                            FSA-Insured, 5.250% due 8/15/27              2,003,625
    2,000,000   NR       Midland County, MI EDC, PCR,
                            Limited Obligation, Series B,
                            9.500% due 7/23/09(b)(c)                     2,225,000
------------------------------------------------------------------------------------
                                                                        12,201,000
------------------------------------------------------------------------------------
Minnesota -- 0.2%
      500,000   A3*      Minnesota State Higher Education Facilities
                            Authority Revenue, St. Johns University,
                            Series Four-L, 5.350% due 10/1/17              503,125
------------------------------------------------------------------------------------
Missouri -- 1.0%
    1,000,000   AAA      Fenton, MO COP, Capital Improvement
                            Projects, MBIA-Insured, 5.125% due 9/1/17      998,750

                       See Notes to Financial Statements.

===================================     7    ===================================

--------------------------------------------------------------------------------
                             Schedule of Investments
                    November 30, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

      Face
     Amount   Rating                    Security                          Value
====================================================================================
Missouri -- 1.0% (continued)
   $1,500,000   AAA      Kansas City, MO Municipal Assistance
                            Refunding, MBIA-Insured,
                            5.000% due 4/15/20                        $  1,447,500
------------------------------------------------------------------------------------
                                                                         2,446,250
------------------------------------------------------------------------------------
New York -- 9.5%
                         New York City, NY Municipal Water
                            Finance Authority, Water & Sewer
                            Systems Revenue:
    1,790,000   AAA          MBIA-Insured, Series B,
                              5.375% due 6/15/19                         1,794,475
                             Series A:
    3,000,000   A2*            5.125% due 6/15/17                        2,936,250
    1,750,000   A2*            5.125% due 6/15/21                        1,693,125
    2,000,000   AA       New York City Transitional Finance Authority
                            Revenue, Future Tax Secured, Series A,
                            5.000% due 8/15/17                           1,952,500
                         New York State Dormitory Authority Revenue:
    2,000,000   AAA        Barnard College, AMBAC-Insured,
                              5.250% due 7/1/26                          1,980,000
    1,000,000   AAA        Lease Revenue, Health Facilities
                              Improvement Program, Series A,
                            FSA-Insured, 5.500% due 5/15/16              1,013,750
    1,500,000   AAA        Mental Health Services Facilities
                              Improvement, Series D, FSA-Insured,
                            5.125% due 8/15/17                           1,466,250
    3,000,000   AAA        Montefiore Medical Center,
                              AMBAC/FHA-Insured,
                            5.250% due 2/1/15                            3,003,750
    2,000,000   AAA        Mount Sinai Medical School, Series A,
                              MBIA-Insured, 5.000% due 7/1/21            1,910,000
    1,000,000   AAA      New York State Medical Care Facilities
                            Finance Agency, FGIC-Insured,
                            5.250% due 2/15/19                             986,250
    2,580,000   BBB+     New York State Thruway Authority Service
                            Contract Revenue, Local Highway &
                            Bridge, 6.000% due 4/1/11                    2,760,600
    2,000,000   AA       New York State Triborough Bridge & Tunnel
                            Authority, New York Revenue, Series A,
                            5.000% due 1/1/24                            1,905,000
------------------------------------------------------------------------------------
                                                                        23,401,950
------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

===================================     8   ====================================

--------------------------------------------------------------------------------
                             Schedule of Investments
                    November 30, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

      Face
     Amount   Rating                    Security                          Value
====================================================================================
Ohio -- 1.6%
   $4,000,000   AAA      Cuyahoga County, OH Hospital Revenue,
                            Metrohealth Systems, Series A,
                            MBIA-Insured, 5.125% due 2/15/16          $  3,935,000
------------------------------------------------------------------------------------
Pennsylvania -- 3.8%
    2,500,000   AAA      Altoona, PA City Authority, Water
                            Revenue Refunding, FGIC-Insured,
                            5.000% due 11/1/19                           2,431,250
    1,900,000   AAA      Beaver County, PA IDA, FSA-Insured,
                            5.450% due 9/15/28                           1,878,625
    1,500,000   AAA      Montgomery County, PA Health Care, Holy
                            Redeemer Health, Higher Education &
                            Health Authority Revenue, Series A,
                            AMBAC-Insured, 5.250% due 10/1/17            1,483,125
    1,000,000   AAA      Northeastern PA, Hospital  & Education
                            Authority, Health Care Revenue,
                            Wyoming Valley Health Care, Series A,
                            AMBAC- Insured, 5.250% due 1/1/26              981,250
    2,580,000   AAA      North Wales, PA Water Authority,
                            FGIC-Insured, 5.000% due 11/1/15             2,534,850
------------------------------------------------------------------------------------
                                                                         9,309,100
------------------------------------------------------------------------------------
Puerto Rico -- 0.5%
    1,225,000   AAA      Puerto Rico Commonwealth Infrastructure
                            Financing Authority, Series A,
                            AMBAC-Insured, 5.000% due 7/1/16             1,205,094
------------------------------------------------------------------------------------
South Carolina -- 0.8%
    2,000,000   AAA      Lexington County, SC Health Services
                            District Inc., Hospital Revenue Refunding
                            & Improvement, FSA-Insured,
                            5.250% due 11/1/17                           1,982,500
------------------------------------------------------------------------------------
Texas -- 17.8%
    2,000,000   AAA      Azle, TX ISD, Series C, PSFG, FGIC-Insured,
                            5.000% due 2/15/22                           1,920,000
    7,000,000   AAA      Bexar County, TX Health Facilities
                            Development Corp. Revenue,
                            Baptist Health Systems, Series A,
                            MBIA-Insured, 5.250% due 11/15/27            6,842,500
    2,000,000   AAA      Brazos County, TX Health Facilities
                            Development Corp., Franciscan Services
                            Corp. Revenue, Series A, MBIA-Insured,
                            5.375% due 1/1/17                            2,007,500

                       See Notes to Financial Statements.

===================================     9   ====================================

--------------------------------------------------------------------------------
                             Schedule of Investments
                    November 30, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

      Face
     Amount   Rating                    Security                           Value
====================================================================================
Texas -- 17.8% (continued)
                         Burleson, TX ISD, PSFG:
   $  725,000   Aaa*       6.750% due 8/1/24                          $    807,469
    1,775,000   AAA        Pre-Refunded-- Escrowed with U.S.
                              government securities to 8/1/06
                            Call @ 100, 6.750% due 8/1/24(a)             2,045,688
    3,650,000   AAA      El Paso, TX ISD, PSFG, 5.900% due 2/15/13       3,809,688
    2,000,000   AA       Harris County, TX Health Facilities
                            Development Revenue, School Health Care
                            Systems, Series B, 5.750% due 7/1/27         2,062,500
    2,500,000   AA       Harris County, TX Toll Road, Sub-Lien,
                            5.125% due 8/15/17                           2,462,500
    1,250,000   AAA      Leander, TX ISD, PSFG, 5.625% due 8/15/17       1,276,562
    2,500,000   AAA      Nueces River Authority, Texas Water Supply,
                            FSA-Insured, 5.500% due 3/1/27               2,515,625
    1,000,000   AAA      Plano, TX Health Facilities Development
                            Corp. Revenue, Texas Health Resources
                            Systems, Series C, MBIA-Insured,
                            5.250% due 2/15/26                             977,500
    9,035,000   AA       Texas State Veterans Housing GO,
                            Series B-4, 6.700% due 12/1/24(c)            9,723,919
    1,000,000   AA       Texas State Water Development,
                            5.250% due 8/1/28                              995,000
                         Texas Water Development Board Revenue,
                            State Revolving Fund, Senior Lien,
                            Series B:
    1,200,000   AAA          5.000% due 7/15/14                          1,194,000
    3,110,000   AAA          5.000% due 7/15/16                          3,059,462
    2,000,000   AAA          5.000% due 7/15/19                          1,932,500
------------------------------------------------------------------------------------
                                                                        43,632,413
------------------------------------------------------------------------------------
Utah -- 4.7%
   12,000,000   A+       Intermountain Power Agency, Utah
                            Power Supply Revenue, Series D,
                            5.000% due 7/1/21                           11,460,000
------------------------------------------------------------------------------------
Virginia -- 4.9%
                         Virginia College Building Authority, VA
                            Educational Facilities Revenue:
    1,250,000   A+           Hampton University Project,
                              5.750% due 4/1/14                          1,279,687
    3,425,000   AA           21st Century College Program,
                              5.200% due 8/1/12                          3,510,625

                       See Notes to Financial Statements.

===================================    10   ====================================

--------------------------------------------------------------------------------
                             Schedule of Investments
                    November 30, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

      Face
     Amount   Rating                    Security                          Value
====================================================================================
Virginia -- 4.9% (continued)
                         Virginia State Housing Development
                            Authority, Commonwealth Mortgage:
  $ 3,760,000   AA+          Series A, Sub-Series A-1,
                              6.400% due 7/1/17                       $  3,995,000
                             Series D:
    1,640,000   AA+            Sub-Series D-1, 6.400% due 7/1/17         1,754,800
    1,315,000   AA+            Sub-Series D-3, 5.800% due 7/1/10         1,382,394
------------------------------------------------------------------------------------
                                                                        11,922,506
------------------------------------------------------------------------------------
Washington -- 4.0%
    6,285,000   AAA      Chelan County, WA Public Utilities
                            District 1, Columbia River Rock,
                            Capital Appreciation, MBIA-Insured,
                            zero coupon due 6/1/24                       1,563,394
    2,040,000   Aaa*     Skagit County, WA Public Hospital District
                            No. 001 Revenue Refunding, Affiliated
                            Health Services, FSA-Insured,
                            5.750% due 12/1/11                           2,162,400
    1,000,000   AA+      Washington State GO, Series E,
                            5.000% due 7/1/22                              963,750
                         Washington State Public Power Supply System:
    1,000,000   AAA        Series A, Nuclear Project No. 2,
                              FSA-Insured, 5.125% due 7/1/11             1,001,250
    4,250,000   Aa1*       Series B, Nuclear Project No. 3,
                              5.500% due 7/1/18                          4,223,437
------------------------------------------------------------------------------------
                                                                         9,914,231
------------------------------------------------------------------------------------
West Virginia -- 2.2%
                         Marion County, WV Community Solid Waste
                            Disposal Facilities Revenue:
    1,000,000   NR           American Fiber Resource Project,
                              Series B, 9.250% due 12/1/11(b)(c)(d)        500,000
   10,000,000   NR           American Paper Recycling Project,
                              7.750% due 12/1/11(b)(c)(d)                5,000,000
------------------------------------------------------------------------------------
                                                                         5,500,000
------------------------------------------------------------------------------------
Wisconsin -- 4.3%
                         Wisconsin State Health & Educational
                            Facilities Authority Revenue, MBIA-Insured:
                             Aurora Health Care Inc.:
    2,000,000   AAA            5.250% due 8/15/17                        1,980,000
    6,000,000   AAA            5.250% due 8/15/27                        5,835,000

                       See Notes to Financial Statements.

===================================    11   ====================================

--------------------------------------------------------------------------------
                             Schedule of Investments
                    November 30, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

      Face
     Amount   Rating                    Security                          Value
====================================================================================
Wisconsin -- 4.3% (continued)
   $1,700,000   AAA          Aurora Health Care Obligated,
                              5.250% due 8/15/23                      $  1,676,625
    1,000,000   AAA      The Medical College Wisconsin Inc.
                            Project, 5.400% due 12/1/16                  1,001,250
------------------------------------------------------------------------------------
                                                                        10,492,875
------------------------------------------------------------------------------------
Wyoming -- 0.9%
    2,000,000   AA       Wyoming Community Development
                            Authority Housing Revenue, Series 4,
                            5.900% due 12/1/14                           2,095,000
------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100%
                         (COST-- $253,826,316**)                      $245,474,575
====================================================================================

(a) Pre-Refunded bonds escrowed with U.S. government securities are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)   Security segregated by custodian for open purchase commitments.
(c) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(d)   Security in default.
(e) Variable rate municipal bonds and notes are payable on one business day's notice.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 13 and 14 for definition of ratings and certain security descriptions.

--------------------------------------------------------------------------------
                   Summary of Investments by Combined Ratings
                          November 30, 1997 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           Standard &           Percent of
          Moody's           and/or           Poor's          Total Investments
--------------------------------------------------------------------------------
            Aaa                               AAA                 62.2%

            Aa                                AA                  20.9

             A                                 A                   7.7

            Baa                               BBB                  2.8

          VMIG 1                              P-1                  0.3

            NR                                NR                   6.1
                                                                 ------
                                                                 100.0%
                                                                 ======

                       See Notes to Financial Statements.

===================================    12   ====================================

--------------------------------------------------------------------------------
                                  Bond Ratings
--------------------------------------------------------------------------------

All ratings are by Standard & Poor's Rating Service ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service, Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.
AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's-- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest rating within its generic category.

Aaa    -- Bonds that are rated "Aaa" are judged to be of the best quality.
          They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa     -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A      -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa    -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR     -- Indicates that the bond is not rated by Standard & Poor's or
          Moody's.

===================================    13   ====================================

--------------------------------------------------------------------------------
                          Short-Term Securities Ratings
--------------------------------------------------------------------------------

SP-1   -- Standard & Poor's highest rate rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG1  -- Moody's highest rating for issues having demand feature -- VRDO.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
                              Security Descriptions
--------------------------------------------------------------------------------

ABAG    -- Association of Bay Area Governors
AIG     -- American International Guaranty
AMBAC   -- American Municipal Bond Assurance Corporation
BAN     -- Bond Anticipation Notes
BIG     -- Bond Investors Guaranty
CDA     -- Community Development Administration
CGIC    -- Capital Guaranty Insurance Company
CHFCLI  -- California Health Facility Construction Loan Insurance
COP     -- Certificate of Participation
EDA     -- Economic Development Authority
EDC     -- Economic Development Corporation
ETM     -- Escrowed to Maturity
FAIRS   -- Floating Adjustable Interest Rate Securities
FGIC    -- Financial Guaranty Insurance Company
FHA     -- Federal Housing Administration
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FRTC    -- Floating Rate Trust Certificates
FSA     -- Federal Savings Association
GIC     -- Guaranteed Investment Contract
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HDC     -- Housing Development Corporation
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Agency
IDB     -- Industrial Development Board
IDR     -- Industrial Development Revenue
INFLOS  -- Inverse Floaters
ISD     -- Independent School District
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Investors Assurance Corporation
MVRICS  -- Municipal Variable Rate Inverse Coupon Security
PCR     -- Pollution Control Revenue
PSFG    -- Permanent School Fund Guaranty
RAN     -- Revenue Anticipation Notes
RIBS    -- Residual Interest Bonds
RITES   -- Residual Interest Tax-Exempt Securities
SYCC    -- Structured Yield Curve Certificate
TAN     -- Tax Anticipation Notes
TECP    -- Tax Exempt Commercial Paper
TOB     -- Tender Option Bonds
TRAN    -- Tax and Revenue Anticipation Notes
VA      -- Veterans Administration
VRDD    -- Variable Rate Daily Demand
VRWE    -- Variable Rate Wednesday Demand

===================================    14   ====================================

--------------------------------------------------------------------------------
                       Statement of Assets and Liabilities
                                   (unaudited)
--------------------------------------------------------------------------------

                                                               November 30, 1997
================================================================================
ASSETS:
  Investments, at value (Cost-- $253,826,316)                     $ 245,474,575
  Cash                                                                    9,575
  Receivable for securities sold                                      6,296,510
  Interest receivable                                                 3,512,825
--------------------------------------------------------------------------------
  Total Assets                                                      255,293,485
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                   18,620,339
  Dividends payable                                                     550,339
  Investment advisory fees payable                                      164,724
  Accrued expenses                                                      139,496
--------------------------------------------------------------------------------
  Total Liabilities                                                  19,474,898
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 235,818,587
================================================================================
NET ASSETS:
  Par value of capital shares                                     $      19,760
  Capital paid in excess of par value                               236,402,155
  Overdistributed net investment income                                (373,405)
  Accumulated net realized gain from security transactions            8,121,818
  Net unrealized depreciation of investments                         (8,351,741)
--------------------------------------------------------------------------------
Total Net Assets
  (Equivalent to $11.93 a share on 19,759,732 shares of
  $0.001 par value outstanding; 500,000,000 shares authorized)    $ 235,818,587
================================================================================

                       See Notes to Financial Statements.

===================================    15   ====================================

--------------------------------------------------------------------------------
                             Statement of Operations
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                        Ended
                                                                      11/30/97
================================================================================
INVESTMENT INCOME:
  Interest                                                        $   6,158,019
--------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3)                                   1,043,213
  Shareholder communications                                             49,758
  Audit and legal                                                        30,365
  Shareholder and system servicing fees                                  18,851
  Directors' fees                                                        16,862
  Registration fees                                                       7,571
  Custody                                                                 6,181
  Pricing service fees                                                    5,115
  Other                                                                   1,572
--------------------------------------------------------------------------------
  Total Expenses                                                      1,179,488
--------------------------------------------------------------------------------
Net Investment Income                                                 4,978,531
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 4):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                             128,895,445
    Cost of securities sold                                         123,973,100
--------------------------------------------------------------------------------
  Net Realized Gain                                                   4,922,345
--------------------------------------------------------------------------------
  Change in Net Unrealized Depreciation
  of Investments:
    Beginning of period                                             (12,124,789)
    End of period                                                    (8,351,741)
--------------------------------------------------------------------------------
  Decrease in Net Unrealized Depreciation                             3,773,048
--------------------------------------------------------------------------------
Net Gain on Investments                                               8,695,393
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                            $  13,673,924
================================================================================

                       See Notes to Financial Statements.

===================================    16   ====================================

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    Six Months
                                                       Ended           Year
                                                     11/30/97          Ended
                                                   (unaudited)        5/31/97
================================================================================
OPERATIONS:
   Net investment income                         $   4,978,531    $  13,009,211
   Net realized gain                                 4,922,345        5,790,754
   (Increase) decrease in net unrealized
      depreciation                                   3,773,048      (10,998,928)
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations           13,673,924        7,801,037
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 2):
   Net investment income                            (6,873,349)     (12,922,738)
   Net realized gains                                       --       (6,649,833)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                  (6,873,349)     (19,572,571)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net asset value of shares issued
     for reinvestment of dividends                   1,103,689        1,218,075
--------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                         1,103,689        1,218,075
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                    7,904,264      (10,553,459)
NET ASSETS:
   Beginning of period                             227,914,323      238,467,782
--------------------------------------------------------------------------------
   End of period*                                $ 235,818,587    $ 227,914,323
================================================================================
* Includes undistributed (overdistributed)
     net investment income of:                   $    (373,405)   $   1,521,413
================================================================================

                       See Notes to Financial Statements.

===================================    17   ====================================

--------------------------------------------------------------------------------
                          Notes to Financial Statements
                                   (unaudited)
--------------------------------------------------------------------------------

      1. Significant Accounting Policies

      Greenwich Street Municipal Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

      The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At May 31, 1997, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      2. Dividends, Exempt-Interest Dividends and Other Distributions

      The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

      Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

===================================    18   ====================================

--------------------------------------------------------------------------------
                          Notes to Financial Statements
                             (unaudited) (continued)
--------------------------------------------------------------------------------

      3. Investment Advisory Agreement and Other Transactions

      Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC an advisory fee calculated at an annual rate of 0.90% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

      All officers and one Director of the Fund are employees of Smith Barney
Inc.

      4. Securities Transactions

      For the six months ended November 30, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $(134,341,725
--------------------------------------------------------------------------------
Sales                                                                128,895,445
================================================================================

      At November 30, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $(10,953,127
Gross unrealized depreciation                                       (19,304,868)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $ (8,351,741)
================================================================================

      5. Capital Shares

      During the six months ended November 30, 1997, capital stock transactions were as follows:

                                                      Shares            Amount
================================================================================
Shares issued on reinvestment                         94,878          $1,103,689
================================================================================

===================================    19   ====================================

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                                  1997(1)         1997         1996         1995(2)
=======================================================================================
Net Asset Value,
  Beginning of Period           $   11.59      $   12.19    $   12.84      $   12.00
---------------------------------------------------------------------------------------
Income From Operations:
   Net investment income             0.25           0.66         0.66           0.63
   Net realized and unrealized
     gain (loss)                     0.44          (0.26)       (0.42)          0.77
---------------------------------------------------------------------------------------
Total Income From Operations         0.69           0.40         0.24           1.40
---------------------------------------------------------------------------------------
Offering Costs Charged to
  Paid-In Capital                      --             --           --          (0.02)
---------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income            (0.35)         (0.66)       (0.66)         (0.54)
   Net realized gains                  --          (0.34)       (0.23)            --
---------------------------------------------------------------------------------------
Total Distributions                 (0.35)         (1.00)       (0.89)         (0.54)
---------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                 $   11.93      $   11.59    $   12.19      $   12.84
---------------------------------------------------------------------------------------
Total Return, Based on
  Market Value                       1.91%++        8.97%        5.52%          1.65%++
---------------------------------------------------------------------------------------
Total Return, Based on
  Net Asset Value*                   6.06%++        3.61%        2.40%         12.28%++
---------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)          $ 235,819      $ 227,914    $ 238,468      $ 251,219
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                          1.01%+         1.03%        1.06%          1.05%+
   Net investment income             4.25+          5.57         5.17           5.63+
---------------------------------------------------------------------------------------
Portfolio Turnover Rate                54%           115%          42%           115%
---------------------------------------------------------------------------------------
Market Value, End of Period     $  11.250      $  11.375    $  11.375      $  11.625
=======================================================================================

(1)   For the six months ended November 30, 1997 (unaudited).
(2) For the period from June 24, 1994 (commencement of operations) to May 31, 1995.
* The total return is based on the Fund's net asset value at the beginning and end of the period rather than the market value. Dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

===================================    20   ====================================

--------------------------------------------------------------------------------
                         Quarterly Results of Operations
                                   (unaudited)
--------------------------------------------------------------------------------

                                                      Net Realized          Net Increase
                                                     and Unrealized         (Decrease) in
               Investment       Net Investment       Gain (Loss) on        Net Assets From
                 Income             Income             Investments           Operations
----------------------------------------------------------------------------------------------
 Quarter                Per                Per                   Per                    Per
  Ended       Total    Share     Total    Share      Total      Share       Total      Share
==============================================================================================
 8/31/94*  $2,522,206  $0.13  $2,049,342  $0.11  $  4,076,999   $0.20   $  6,126,341   $0.31
11/30/94    3,946,853   0.20   3,334,708   0.17   (22,644,150)  (1.16)   (19,309,442)  (0.99)
 2/28/95    3,990,277   0.20   3,363,082   0.17    24,095,398    1.23     27,458,480    1.40
 5/31/95    4,061,565   0.21   3,497,852   0.18     9,687,147    0.50     13,184,999    0.68
 8/31/95    3,871,127   0.20   3,186,132   0.16    (3,092,160)  (0.16)        93,972    0.01
11/30/95    3,890,364   0.20   3,202,189   0.16     8,514,682    0.44     11,716,871    0.60
 2/29/96    3,877,668   0.20   3,181,364   0.16    (2,239,170)  (0.11)       942,194    0.04
 5/31/96    3,852,531   0.19   3,290,364   0.18   (11,345,622)  (0.59)    (8,055,258)  (0.41)
 8/31/96    3,940,034   0.20   3,319,852   0.17    (3,899,664)  (0.20)      (579,812)  (0.03)
11/30/96    3,836,212   0.20   3,226,504   0.17     8,809,662    0.45     12,036,166    0.62
 2/28/97    3,780,875   0.19   3,189,232   0.16    (7,930,720)  (0.40)    (4,741,488)  (0.24)
 5/31/97    3,857,047   0.19   3,273,623   0.16    (2,187,452)  (0.11)     1,086,171    0.05
 8/31/97    3,149,970   0.16   2,546,539   0.13     3,996,871    0.20      6,543,410    0.33
 11/30/97   3,008,049   0.15   2,431,992   0.12     4,698,522    0.24      7,130,514    0.36
==============================================================================================
* For the period from June 24, 1994 (commencement of operations) to August 31, 1994.

===================================    21   ====================================

--------------------------------------------------------------------------------
                                 Financial Data
                                   (unaudited)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                                NYSE                                  Dividend
   Record        Payable       Closing    Net Asset     Dividend    Reinvestment
    Date          Date         Price*      Value*         Paid         Price
================================================================================
   9/23/94       9/30/94       $11.250     $11.93        $0.060        $11.50
  10/24/94      10/31/94        11.125      11.63         0.060         10.91
  11/22/94      11/30/94        10.375      10.81         0.060         10.57
  12/22/94      12/30/94        10.250      11.33         0.060         10.47
   1/24/95       1/31/95        10.938      11.63         0.060         10.81
   2/21/95       2/28/95        11.500      12.19         0.060         11.11
   3/24/95       3/31/95        11.375      12.40         0.060         11.38
   4/21/95       4/28/95        11.438      12.57         0.060         11.47
   5/23/95       5/31/95        11.438      12.72         0.060         11.69
   6/23/95       6/30/95        11.375      12.71         0.060         11.62
   7/25/95       7/28/95        11.563      12.53         0.060         11.48
   8/22/95       8/25/95        11.375      12.86         0.060         11.52
   9/26/95       9/29/95        11.500      12.62         0.060         11.20
  10/24/95      10/27/95        11.500      12.84         0.060         11.58
  11/20/95      11/24/95        11.750      12.95         0.060         11.64
  12/26/95+     12/29/95        11.875      12.99         0.230         12.10
   1/23/96       1/26/96        11.875      12.92         0.060         12.12
   2/20/96       2/23/96        12.000      12.86         0.060         12.30
   3/26/96       3/29/96        11.375      12.55         0.060         11.54
   4/23/96       4/26/96        11.438      12.32         0.060         11.42
   5/28/96       5/31/96        11.375      12.35         0.060         11.43
   6/25/96       6/28/96        11.250      12.10         0.060         11.54
   7/23/96       7/26/96        11.375      12.06         0.060         11.58
   8/27/96       8/30/96        11.625      12.10         0.060         11.70
   9/24/96       9/27/96        11.688      12.08         0.060         11.71
  10/22/96      10/25/96        11.688      12.18         0.060         11.75
  11/25/96      11/29/96        11.625      12.35         0.060         11.59
  12/23/96+     12/27/96        11.250      11.99         0.340         11.56
   1/28/97       1/31/97        11.563      11.65         0.060         11.53
   2/25/97       2/28/97        11.750      11.80         0.060         11.66
   3/24/97       3/27/97        11.250      11.40         0.060         11.40
   4/22/97       4/25/97        11.250      11.30         0.060         11.29
   5/27/97       5/30/97        11.250      11.51         0.060         11.49
   6/24/97       6/27/97        11.625      11.74         0.060         11.74
   7/22/97       7/25/97        11.875      11.98         0.060         11.90
   8/26/97       8/29/97        11.563      11.70         0.060         11.65
   9/23/97       9/26/97        11.625      11.86         0.056         11.56
  10/28/97      10/31/97        11.063      11.86         0.056         11.29
  11/24/97      11/28/97        11.250      11.90         0.056         11.45
================================================================================
* As of record date.
+ Capital gain distribution.

===================================    21   ====================================

--------------------------------------------------------------------------------
                           Dividend Reinvestment Plan
                                   (unaudited)
--------------------------------------------------------------------------------

      Under the Portfolio's Dividend Reinvestment Plan (the "Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Portfolio reinvested automatically by First Data as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "Street Name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in Street Name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of First Data as dividend paying agent.

      The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the Common Stock is equal to or exceeds the net asset value per share of the Common Stock on the date of valuation, Plan participants will be issued shares of Common Stock at a price equal to the greater of net asset value most recently determined as described below under "Net Asset Value" or 95% of the market price of the Common Stock.

      If the market price of the Common Stock is less than the net asset value of the Common Stock at the time of valuation, or if the Portfolio declares a dividend or capital gains distribution payable only in cash, First Data will buy Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If following the commencement of the purchases and before First Data has completed its purchases, the market price exceeds the net asset value of the Common Stock, First Data will attempt to terminate purchases in the open market and cause the Portfolio to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Portfolio issues the remaining shares. To the extent First Data is unable to stop open market purchases and cause the Portfolio to issue the remaining shares, the average per share purchase price paid by the Purchasing Agent may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued

===================================    23   ====================================

--------------------------------------------------------------------------------
                           Dividend Reinvestment Plan
                             (unaudited) (continued)
--------------------------------------------------------------------------------

by the Portfolio at net asset value. First Data will begin to purchase Common Stock on the open market as soon as practicable after the payment date of the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.

      First Data maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant will be held by First Data in uncertificated form in the name of the Plan participant.

      Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. First Data's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Portfolio. No brokerage charges apply with respect to shares of Common Stock issued directly by the Portfolio under the Plan. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to any open market purchases made under the Plan.

      Experience under the Plan may indicate that changes to it are desirable. The Portfolio reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by First Data, with the Portfolio's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to First Data Investor Services Group, P.O. Box 1376, Boston, Massachusetts 02104 or by telephone at 1-800-331-1710.

--------------------------------------------------------------------------------
                             Additional Information
                                   (unaudited)
--------------------------------------------------------------------------------

      Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

===================================    24   ====================================

                           Greenwich Street Municipal
                                    Fund Inc.

Directors

Allan J. Bloostein
Martin Brody
Dwight B. Crane
Robert A. Frankel
William R. Hutchinson
Heath B. McLendon, Chairman
Charles F. Barber, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

David Fare
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Adviser

Mutual Management Corp.
388 Greenwich Street
New York, New York 10013

Transfer Agent

First Data Investor Services
 Group, Inc.
P.O. Box 1376
Boston, Massachusetts 02104

Custodian

PNC Bank, N.A.
17th and Chestnut Streets
Philadelphia, Pennsylvania 19103

===================================    25   ====================================

                This report is intended only for the shareholders
                     of Greenwich Street Municipal Fund Inc.
                             It is not a Prospectus,
               circular or representation intended for use in the
                       purchase or sale of the Fund or any
                       securities mentioned in the report.

                                   FD0838 1/98